13. FINANCIAL INSTRUMENTS: Schedule of Financial Assets measured at fair value (Details) - CAD ($)	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Cash and Cash Equivalents, at Carrying Value	$ 322,984	$ 6,599	$ 37,318	$ 421,699
Fair Value, Inputs, Level 1
Cash and Cash Equivalents, at Carrying Value	322,984	6,599
Fair Value, Inputs, Level 2
Cash and Cash Equivalents, at Carrying Value	0	0
Fair Value, Inputs, Level 3
Cash and Cash Equivalents, at Carrying Value	$ 0	$ 0